Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies
Subsidiaries

Subsidiary	Year of Establishment	Year of Obtaining Control	Percentage of Ownership (%)
Gravity Interactive, Inc.	2003	2003	100.00
Gravity Entertainment Corporation	2003	2004	100.00
NeoCyon, Inc.	2000	2005	96.11
Gravity Middle East & Africa FZ-LLC(*1)	2007	2007	100.00
Gravity Games Corporation(*2)	2003	2010	85.50
(*1)
In May 2007, the Company founded Gravity Middle East & Africa FZ-LLC, a wholly owned United Arab Emirates-based subsidiary. Gravity Middle East & Africa FZ-LLC has been in the process of liquidation since September 2008 and the liquidation process is not completed as of December 31, 2013.

(*2)
In October 2010, the Company acquired 50.83% ownership of Barunson Interactive Corporation. Based on the shareholders' meeting held on March 28, 2011, Barunson Interactive Corporation changed its name to Gravity Games Corporation. In August 2013, the Company additionally acquired 34.67% of the share capital of Gravity Games Corporation through additional capital increase. As a result of increase in ownership interest, additional paid-in capital was decreased by ~~W~~319 million and non-controlling interest in subsidiaries increased by the same amount.

Subsidiaries Excluded from Consolidation

The list of subsidiaries that were excluded from consolidation during the year ended December 31, 2012 is as follows:

Subsidiary	Reason
Gravity CIS Co., Ltd.(*) Gravity RUS Co., Ltd.(*)	Surrendered rights for shares of its investment
(*)
In August 2012, the Company surrendered rights for shares (ownership interest of 99.99% (Gravity RUS Co., Ltd.) and 100% (Gravity CIS Co., Ltd.)) of its investments in accordance with the laws of Russia.

Accounts Receivable and Total Revenue Risks and Uncertainties

		2011		2012		2013
Country	Licensee	Accounts Receivable	Revenues	Accounts Receivable	Revenues	Accounts Receivable	Revenues
Japan	GungHo Online Entertainment, Inc.	45%	50%	34%	51%	30%	38%

Property and Equipment Estimated Useful Lives

Computer and equipment	4 years
Furniture and fixtures	4 years
Software	3 years
Vehicles	4 years